UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21940
                                                     ---------

                              EIP INVESTMENT TRUST
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                         c/o Energy Income Partners, LLC
                               49 Riverside Avenue
                               WESTPORT, CT 06880
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Linda Longville
                         c/o Energy Income Partners, LLC
                               49 Riverside Avenue
                               WESTPORT, CT 06880
               ---------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 203-349-8232
                                                            ------------

                      Date of fiscal year end: DECEMBER 31
                                               -----------

                     Date of reporting period: JUNE 30, 2008
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                   (EIP LOGO)

                           EIP GROWTH AND INCOME FUND
                        JUNE 30, 2008 SEMI ANNUAL REPORT

EIP Growth and Income Fund

TABLE OF CONTENTS

Letter to Shareholders ....................................................    1
Schedule of Investments ...................................................    2
Statement of Assets and Liabilities .......................................    8
Statement of Operations ...................................................    9
Statements of Changes in Net Assets .......................................   10
Statement of Cash Flow ....................................................   11
Financial Highlights ......................................................   12
Notes to Financial Statements .............................................   13
Additional Information ....................................................   20

You should carefully consider the investment objectives, risks, charges, and expenses of the Fund before making an investment decision. The private placement memorandum contains this and other information - please read it carefully before investing or sending money. Except as noted, numbers in the private placement memorandum are unaudited. To obtain a copy of the private placement memorandum, please call (203) 349-8232.

EIP Growth and Income Fund

To Our Shareholders,

We are pleased to submit the EIP Growth and Income Fund report for the first half of the year ended June 30, 2008.

PERFORMANCE REVIEW

Year to date, the EIP Growth and Income Fund is down 3.3%, which includes the reinvestment of dividends and any capital gain distributions. We are pleased with the operating performance of our holdings and believe we are well positioned to continue to benefit from the distribution growth of our portfolio companies, however, we are disappointed in the price performance of our portfolio.

INVESTMENT REVIEW

The energy-related Master Limited Partnerships ("MLPs"), in which the Fund invests, are benefiting from a number of positive developments, the most important of which is growth. Second quarter year-over-year growth in per-share cash distributions for our universe of energy-related MLPs was approximately 11.0% on a market cap weighted basis, which in our view is strong. Unfortunately the new money starting to flow into the asset class as of this time last year appears to be withdrawing, pushing prices down. In the first half of 2007, prices of MLPs rose faster than their growth in cash distributions. Even though the rate of distribution growth is still very strong, the prices of the securities are actually down, raising the yield. As of June 30, 2008, the average yield of the components of the Wachovia MLP Midstream Index, for example, was 7.8%.

Meanwhile, the year-over-year growth in cash distributions of the Canadian Income Trusts ("CITs") in our portfolio in the second quarter was approximately 14.1%, on a market cap weighted basis, which we consider to also be strong. But unlike the MLPs, the total return of these CITs are up 17.1%, on a market cap weighted basis, in the first half of 2008.

The bond portfolio continues to provide income and stability to our portfolio returns, but has suffered from some mark-to-market losses. We hold most of our bonds until maturity and so we expect to receive par value for them. Nonetheless, even though our bond portfolio consists of very high quality corporate bonds, (we have no holdings in structured debt, collaterized debt obligations or any other credit derivatives), the credit crisis has led to reduced pricing of even the most credit worthy issuers.

CONCLUSION

In our view, EIP Growth and Income Fund offers investors the possibility of attractive returns through a combination of yield and growth based on high quality energy infrastructure assets.

If you have any questions concerning your investment, please contact the Energy Income Partners Information Center at 1-203-349-8232. Thank you for your investment in EIP Growth and Income Fund.

Sincerely,


James Murchie
President and Portfolio Manager
EIP Growth and Income Fund

The views expressed in this commentary reflect those of the Fund's portfolio management team as of the date of this commentary. Any such views are subject to change at any time based on market or other conditions, and the Fund disclaims any responsibility to update such views. These views are not intended to be a forecast of future events, a guarantee of future results or advice. Because investment decisions for the Fund are based on numerous factors, these views may not be relied upon as an indication of trading intent on behalf of the Fund. The information contained herein has been prepared from sources believed to be reliable, but is not guaranteed by the Fund as to its accuracy or completeness.

EIP Growth and Income Fund

                                                                   JUNE 30, 2008

SCHEDULE OF INVESTMENTS -- (UNAUDITED)

                                  (PIE CHART)

CORPORATE NOTES AND BONDS            44%
MASTER LIMITED PARTNERSHIPS          24%
COMMON STOCKS                        12%
CANADIAN INCOME TRUSTS                5%
U.S. GOVERNMENT AGENCY OBLIGATIONS    7%
INVESTMENT COMPANY                    8%

% OF TOTAL INVESTMENTS

                                                               FAIR
PAR VALUE                                                     VALUE
------------                                              -------------
CORPORATE NOTES AND BONDS (A) -- 71.63%+
               BANKS - NATIONAL COMMERCIAL -- 13.08%
$  4,000,000   Bank of America Corp.
                  Senior Unsecured Notes
                  2.950%, 08/02/10 (b) ................   $   3,927,068
   5,000,000   Citigroup, Inc.
                  Unsecured Notes
                  2.939%, 01/30/09 (b) ................       4,954,665
   2,000,000   Credit Suisse (USA), Inc.
                  Senior Notes, Series 1
                  2.757%, 06/05/09 (b) ................       1,994,126
   3,000,000   Credit Suisse (USA), Inc.
                  2.876%, 08/15/10 (b) ................       2,952,639
   4,000,000   HSBC Bank (USA) NA NY
                  Senior Notes
                  2.836%, 06/10/09 (b) ................       3,981,804
   2,400,000   Wells Fargo & Co.
                  Senior Unsecured Notes
                  2.861%, 03/23/10 (b) ................       2,380,642
  10,000,000   Wells Fargo Bank NA
                  Bank Note
                  2.633%, 05/28/09 (b) ................       9,993,760
                                                          -------------
                                                             30,184,704
                                                          -------------
               BANKS - STATE COMMERCIAL -- 1.29%
   3,000,000   Fifth Third Bank
                  Bank Note, Series 1
                  2.967%, 04/27/10 (b) ................       2,966,328
                                                          -------------
               CREDIT - MISCELLANEOUS BUSINESS -- 7.80%
  10,000,000   General Electric Capital Corp., MTN
                  2.928%, 01/08/16 (b) ................       9,475,760
  10,000,000   General Electric Capital Corp., MTN
                  3.164%, 05/05/26 (b) ................       8,524,100
                                                          -------------
                                                             17,999,860
                                                          -------------
               CREDIT - PERSONAL -- 7.28%
   4,000,000   American Express Credit
                  Series B, MTN
                  Senior Notes
                  2.606%, 10/04/10 (b) ................       3,853,016

                                                               FAIR
PAR VALUE                                                     VALUE
------------                                              -------------
CORPORATE NOTES AND BONDS (CONTINUED)
               CREDIT - PERSONAL (CONTINUED)
$  6,000,000   American Express Credit, MTN
                  2.631%, 06/16/11 (b) ................   $   5,699,190
   3,000,000   HSBC Finance Corp.
                  Senior Notes
                  2.963%, 01/15/14 (b) ................       2,821,047
   5,000,000   SLM Corp., MTN
                  3.080%, 07/26/10 (b) ................       4,439,300
                                                          -------------
                                                             16,812,553
                                                          -------------
               ENERGY -- 3.04%
     585,000   BP Amoco PLC
                  Senior Unsecured Notes
                  5.900%, 04/15/09 ....................         595,948
   6,270,000   BP Amoco PLC
                  Unsecured Note
                  6.500%, 04/01/09 ....................       6,409,583
                                                          -------------
                                                              7,005,531
                                                          -------------
               FINANCE -- 6.66%
   8,355,000   ASIF Global Finance XXIII
                  3.900%, 10/22/08 (c) ................       8,327,270
   1,000,000   JPMorgan Chase & Co.
                  6.000%, 08/01/08 ....................       1,001,644
   6,000,000   JPMorgan Chase & Co., MTN,
                  Series A
                  6.000%, 01/15/09 ....................       6,041,706
                                                          -------------
                                                             15,370,620
                                                          -------------
               FOOD - WHOLESALE/DISTRIBUTION -- 3.94%
   9,000,000   Pepsi Bottling Holdings, Inc.
                  5.625%, 02/17/09 (c) ................       9,095,751
                                                          -------------
               INSURANCE - FIRE AND MARINE -- 6.97%
  11,000,000   Allstate Financial Global Fund
                  4.250%, 09/10/08 (c) ................      11,016,038
   2,350,000   MassMutual Global Funding II
                  2.550%, 07/15/08 (c) ................       2,349,885
   1,250,000   MassMutual Global Funding II
                  2.728%, 08/26/11 (b) (c) ............       1,233,537
   1,500,000   Metropolitan Global Funding I
                  2.964%, 03/17/09 (b) (c) ............       1,499,380
                                                          -------------
                                                             16,098,840
                                                          -------------
               INSURANCE - LIFE -- 3.47%
   4,000,000   Jackson National Life Fund
                  2.868% 04/01/09 (b) (c) .............       4,007,784
   4,000,000   Nationwide Life Global Funding, MTN
                  2.881%, 09/23/08 (b) (c) ............       4,000,376
                                                          -------------
                                                              8,008,160
                                                          -------------
               INSURANCE - SURETY -- 0.87%
   2,000,000   Berkshire Hathaway Finance
                  3.016%, 01/11/11 (b) (c) ............       1,997,544
                                                          -------------
               LUMBER AND OTHER MATERIALS -- 3.48%
   8,250,000   Home Depot, Inc. (The)
                  Senior Unsecured Notes
                  2.901%, 12/16/09 (b) ................       8,038,264
                                                          -------------
               PETROLEUM REFINING -- 0.76%
   1,750,000   BP Capital Markets PLC, EMTN
                  Series 27, Tranche 1
                  3.375%, 12/15/08 ....................       1,750,866
                                                          -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

EIP Growth and Income Fund

                                                                   JUNE 30, 2008

SCHEDULE OF INVESTMENTS -- (UNAUDITED) CONTINUED

                                                               FAIR
PAR VALUE                                                     VALUE
------------                                              -------------
CORPORATE NOTES AND BONDS (CONTINUED)
               PHARMACEUTICALS -- 3.53%
$  8,000,000   Abbott Laboratories
                  Senior Unsecured Notes
                  5.375%, 05/15/09 ....................   $   8,149,008
                                                          -------------
               SECURITIES BROKER/DEALER -- 7.13%
   5,000,000   Goldman Sachs Group, Inc.
                  3.210%, 01/12/15 (b) ................       4,639,215
   5,000,000   Merrill Lynch & Co., Inc., MTN
                  3.120%, 07/25/11 (b) ................       4,564,470
   1,000,000   Morgan Stanley
                  Senior Unsecured Notes
                  2.960%, 01/09/12 (b) ................         930,145
   3,000,000   Morgan Stanley
                  2.984%, 01/18/11 (b) ................       2,853,219
   4,000,000   Morgan Stanley, MTN
                  Senior Unsecured Notes
                  3.184%, 10/18/16 (b) ................       3,475,928
                                                          -------------
                                                             16,462,977
                                                          -------------
               UTILITIES -- 0.60%
   1,370,000   Florida Power & Light
                  5.875%, 04/01/09 ....................       1,389,517
                                                          -------------
               VEHICLE/CAR BODY -- 1.73%
   4,000,000   Toyota Motor Credit Corp.
                  2.875%, 08/01/08 ....................       3,999,104
                                                          -------------
               TOTAL CORPORATE NOTES AND BONDS
                  (Cost $170,819,012) .................     165,329,627
                                                          -------------

SHARES
------------
MASTER LIMITED PARTNERSHIPS -- 39.15%+
               CONSUMER CYCLICALS -- 1.95%
      47,074   AmeriGas Partners, LP ..................       1,499,307
      57,425   Global Partners, LP ....................         909,038
      58,001   Inergy Holdings, LP ....................       2,082,816
                                                          -------------
                                                              4,491,161
                                                          -------------
               ENERGY -- 36.97%
      17,600   Alliance Holdings GP, LP ...............         524,656
      15,000   Atlas Pipeline Partners, LP ............         585,900
      62,638   Buckeye GP Holdings, LP ................       1,416,245
      55,927   Buckeye Partners, LP ...................       2,391,998
      95,600   Crosstex Energy, LP ....................       2,741,808
     102,467   DCP Midstream Partners, LP .............       2,997,160
      15,700   Duncan Energy Partners, LP .............         283,228
      45,300   Encore Energy Partners, LP .............       1,270,665
      96,700   Energy Transfer Equity, LP .............       2,803,333
     157,994   Energy Transfer Partners, LP ...........       6,867,999
     326,805   Enterprise GP Holdings, LP .............       9,830,294
      88,000   Enterprise Products Partners, LP .......       2,599,520
      68,196   EV Energy Partners, LP .................       1,996,097
      55,630   Holly Energy Partners, LP ..............       2,169,570
     442,710   Magellan Midstream Holdings, LP ........       9,960,975
     186,000   Magellan Midstream Partners, LP ........       6,619,740
      22,540   Natural Resource Partners, LP ..........         928,648
     100,150   Nustar Energy, LP ......................       4,746,108
     124,200   NuStar GP Holdings, LLC ................       2,691,414
     122,335   ONEOK Partners, LP .....................       6,838,527
      14,199   Penn Virginia GP Holdings, LP ..........         465,727
      90,201   Penn Virginia Resource Partners, LP ....       2,442,643
      28,600   Plains All American Pipeline, LP .......       1,290,146

                                                               FAIR
SHARES                                                        VALUE
------------                                              -------------
MASTER LIMITED PARTNERSHIPS (CONTINUED)
      64,000   Quest Energy Partners, LP ..............   $   1,044,480
       6,750   Quicksilver Gas Services, LP ...........         157,748
      17,267   Spectra Energy Partners, LP ............         398,004
      69,296   Sunoco Logistics Partners, LP ..........       3,249,982
     106,000   Targa Resources Partners, LP ...........       2,443,300
      37,409   TC Pipelines, LP .......................       1,318,293
      16,300   Transmontaigne Partners, LP ............         440,426
      20,600   Western Gas Partners, LP (d) ...........         347,110
      45,000   Williams Partners, LP ..................       1,478,250
                                                          -------------
                                                             85,339,994
                                                          -------------
               UTILITIES -- 0.23%
      14,000   Suburban Propane Partners, LP                    535,220
                                                          -------------
               TOTAL MASTER LIMITED PARTNERSHIPS
                  (Cost $95,574,827) ..................      90,366,375
                                                          -------------
COMMON STOCKS -- 19.49%+
               ENERGY -- 16.14%
     136,363   Enbridge Energy Management, LLC (d) ....       6,974,955
      81,500   Enbridge, Inc. .........................       3,519,170
     270,493   Kinder Morgan Management, LLC (d) ......      14,566,071
     150,100   ONEOK, Inc. ............................       7,329,383
     115,200   Spectra Energy Corp. ...................       3,310,848
      20,100   TransCanada Corp. ......................         779,277
      19,000   Williams Companies, Inc. ...............         765,890
                                                          -------------
                                                             37,245,594
                                                          -------------
               FINANCE -- 1.52%
      38,277   Kayne Anderson Energy Development Co.
                  (e) .................................         878,457
      70,153   NGP Capital Resources Co. ..............       1,081,058
     110,289   Tortoise Capital Resources Corp. .......       1,312,439
       9,605   Tortoise North American Energy
                  Corp. (e) ...........................         236,763
                                                          -------------
                                                              3,508,717
                                                          -------------
               FUND -- 0.69%
      49,900   BearLinx Alerian MLP Select Index,
                  ETN .................................       1,595,303
                                                          -------------
               UTILITIES -- 1.14%
       9,200   ITC Holdings Corp. .....................         470,212
      75,300   UGI Corp. ..............................       2,161,863
                                                          -------------
                                                              2,632,075
                                                          -------------
               TOTAL COMMON STOCKS
                  (Cost $40,839,237) ..................      44,981,689
                                                          -------------
CANADIAN INCOME TRUSTS -- 7.93%+
               CONSUMER CYCLICALS -- 0.18%
      21,400   Westshore Terminals Income Fund ........         414,904
                                                          -------------
               ENERGY -- 2.37%
      47,500   AltaGas Income Trust ...................       1,192,974
     107,400   Enbridge Income Fund ...................       1,231,250
     124,000   Peak Energy Services Trust .............         361,165
      90,600   Pembina Pipeline Income Fund ...........       1,591,297
      61,400   Phoenix Technology Income Fund .........       1,081,440
                                                          -------------
                                                              5,458,126
                                                          -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

EIP Growth and Income Fund

                                                                   JUNE 30, 2008

SCHEDULE OF INVESTMENTS -- (UNAUDITED) CONTINUED

                                                               FAIR
SHARES                                                        VALUE
------------                                              -------------
CANADIAN INCOME TRUSTS (CONTINUED)
               INDUSTRIAL -- 2.19%
     105,000   Mullen Group Income Fund ...............       2,332,304
     139,700   Newalta Income Fund ....................       2,722,212
                                                          -------------
                                                              5,054,516
                                                          -------------
               UTILITIES -- 3.19%
     168,473   Energy Savings Income Fund .............       2,329,583
     167,800   Keyera Facilities Income Fund ..........       3,644,964
     110,300   Northland Power Income Fund ............       1,391,054
                                                          -------------
                                                              7,365,601
                                                          -------------
               TOTAL CANADIAN INCOME TRUSTS
                  (Cost $15,928,796) ..................      18,293,147
                                                          -------------

PAR VALUE
------------
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (A) -- 11.92%+
               FEDERAL HOME LOAN BANK -- 3.90%
$  7,000,000   Federal Home Loan Bank
                  4.625%, 10/16/08 ....................       7,041,657
   1,965,000   Federal Home Loan Bank
                  2.625%, 07/15/08 ....................       1,965,061
                                                          -------------
                                                              9,006,718
                                                          -------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION
                  -- 1.03%
   2,375,000   Federal National Mortgage Association
                  3.750%, 09/15/08 ....................       2,380,717
               FEDERAL HOME LOAN MORTGAGE -- 6.99%
   8,000,000   Federal Home Loan Mortgage
                  5.375%, 01/09/14 ....................       8,067,160
   8,000,000   Federal Home Loan Mortgage
                  4.900%, 04/22/10 ....................       8,055,936
                                                          -------------
                                                             16,123,096
                                                          -------------
               TOTAL U.S. GOVERNMENT AND AGENCY
                  OBLIGATIONS
                  (Cost $27,370,725) ..................      27,510,531
                                                          -------------

SHARES
------------
INVESTMENT COMPANY -- 13.93%+
  32,160,298   PNC Bank Money Market ..................      32,160,298
                                                          -------------
               TOTAL INVESTMENT COMPANY
                  (Cost $32,160,298) ..................      32,160,298
                                                          -------------
TOTAL INVESTMENTS -- 164.05%+
   (Cost $382,692,895) ................................     378,641,667
                                                          -------------

PRINCIPAL
------------
REVERSE REPURCHASE AGREEMENTS (F) -- (72.96)%+
$(6,717,000)   With Credit Suisse for Abbott
                  Laboratories, 3.00% dated
                  06/30/08, to be repurchased
                  at $6,717,560 on 07/01/08 ...........      (6,717,000)
   (950,000)   With Credit Suisse for Abbott
                  Laboratories, 3.00% dated
                  06/30/08, to be repurchased
                  at $950,079 on 07/01/08 .............        (950,000)
 (1,900,000)   With Credit Suisse for Allstate
                  Corp., 3.00% dated 06/30/08,
                  to be repurchased at $1,900,158
                  on 07/01/08 .........................      (1,900,000)

                                                               FAIR
PRINCIPAL                                                     VALUE
------------                                              -------------
REVERSE REPURCHASE AGREEMENTS (CONTINUED)
$(1,900,000)   With Credit Suisse for Allstate Corp.,
                  3.00% dated 06/30/08, to be
                  repurchased at $1,900,158 on
                  07/01/08 ............................   $  (1,900,000)
 (2,860,000)   With Credit Suisse for Allstate
                  Corp., 3.00% dated 06/30/08,
                  to be repurchased at $2,860,238
                  on 07/01/08 .........................      (2,860,000)
 (3,880,000)   With Credit Suisse for Allstate
                  Corp., 3.00% dated 06/30/08,
                  to be repurchased at $3,880,323
                  on 07/01/08 .........................      (3,880,000)
 (1,900,000)   With Credit Suisse for American
                  Express Credit, 3.00% dated
                  06/30/08, to be repurchased at
                  $1,900,158 on 07/01/08 ..............      (1,900,000)
 (1,900,000)   With Credit Suisse for American
                  Express Credit, 3.00% dated
                  06/30/08, to be repurchased at
                  $1,900,158 on 07/01/08 ..............      (1,900,000)
 (5,700,000)   With Credit Suisse for American
                  Express Credit, 3.00% dated
                  06/30/08, to be repurchased at
                  $5,700,475 on 07/01/08 ..............      (5,700,000)
 (8,104,000)   With Credit Suisse for ASIF Global
                  Finance XXIII, 3.00% dated
                  06/30/08, to be repurchased at
                  $8,104,675 on 07/01/08 ..............      (8,104,000)
 (3,800,000)   With Credit Suisse for Bank of
                  America, 3.00% dated 06/30/08,
                  to be repurchased at $3,800,317
                  on 07/01/08 .........................      (3,800,000)
 (1,690,000)   With Credit Suisse for BP Capital
                  Markets PLC, 3.00% dated
                  06/30/08, to be repurchased at
                  $1,690,141 on 07/01/08 ..............      (1,690,000)
   (580,000)   With Credit Suisse for BP Capital
                  Markets PLC, 3.00% dated
                  06/30/08, to be repurchased at
                  $580,048 on 07/01/08 ................        (580,000)
 (4,700,000)   With Credit Suisse for Citigroup,
                  Inc., 3.00% dated 06/30/08, to
                  be repurchased at $4,700,392
                  on 07/01/08 .........................      (4,700,000)
 (1,900,000)   With Credit Suisse for Credit Suisse
                  (USA), Inc., 3.00% dated
                  06/30/08, to be repurchased at
                  $1,900,158 on 07/01/08 ..............      (1,900,000)
 (2,800,000)   With Credit Suisse for Credit Suisse
                  (USA), Inc., 3.00% dated
                  06/30/08, to be repurchased at
                  $2,800,233 on 07/01/08 ..............      (2,800,000)
 (1,906,000)   With Credit Suisse for Federal Home
                  Loan Bank, 2.50% dated
                  06/30/08, to be repurchased at
                  $1,906,132 on 07/01/08 ..............      (1,906,000)
 (6,875,000)   With Credit Suisse for Federal Home
                  Loan Bank, 2.50% dated
                  06/30/08, to be repurchased at
                  $6,875,477 on 07/01/08 ..............      (6,875,000)
 (3,970,000)   With Credit Suisse for Federal Home
                  Loan Mortgage, 2.50% dated
                  06/30/08, to be repurchased at
                  $3,970,276 on 07/01/08 ..............      (3,970,000)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

EIP Growth and Income Fund

                                                                   JUNE 30, 2008

SCHEDULE OF INVESTMENTS -- (UNAUDITED) CONTINUED

                                                                       FAIR
  PRINCIPAL                                                            VALUE
------------                                                      --------------
REVERSE REPURCHASE AGREEMENTS (CONTINUED)
$ (3,970,000)  With Credit Suisse for Federal Home
                  Loan Mortgage, 2.50% dated
                  06/30/08, to be repurchased at
                  $3,970,276 on 07/01/08 ..............           $   (3,970,000)
  (6,700,000)  With Credit Suisse for Federal Home
                  Loan Mortgage, 2.50% dated
                  06/30/08, to be repurchased at
                  $6,700,465 on 07/01/08 ..............               (6,700,000)
  (2,304,000)  With Credit Suisse for Federal
                   National Mortgage Association,
                   2.50% dated 06/30/08, to be
                   repurchased at $2,304,160 on
                   07/01/08 ...........................               (2,304,000)
  (1,370,000)  With Credit Suisse for Florida Power
                   & Light, 3.00% dated 06/30/08,
                   to be repurchased at $1,370,114
                   on 07/01/08 ........................               (1,370,000)
  (1,500,000)  With Credit Suisse for General
                   Electric Capital Corp., 3.00%
                   dated 06/30/08, to be
                   repurchased at $1,500,125
                   on 07/01/08 ........................               (1,500,000)
  (1,800,000)  With Credit Suisse for General
                  Electric Capital Corp., 3.00%
                  dated 06/30/08, to be
                  repurchased at $1,800,150
                  on 07/01/08 .........................               (1,800,000)
  (2,800,000)  With Credit Suisse for General
                  Electric Capital Corp., 3.00%
                  dated 06/30/08, to be
                  repurchased at $2,800,233
                  on 07/01/08 .........................               (2,800,000)
  (4,395,000)  With Credit Suisse for General
                  Electric Capital Corp., 3.00%
                  dated 06/30/08, to be
                  repurchased at $4,395,366
                  on 07/01/08 .........................               (4,395,000)
  (5,550,000)  With Credit Suisse for General
                  Electric Capital Corp., 3.00% dated
                  06/30/08, to be repurchased at
                  $5,550,463 on 07/01/08 ..............               (5,550,000)
  (4,437,000)  With Credit Suisse for Goldman
                  Sachs Group, Inc., 3.00% dated
                  06/30/08, to be repurchased
                  at $4,437,370 on 07/01/08 ...........               (4,437,000)
  (2,800,000)  With Credit Suisse for Home Depot,
                  Inc., 3.00% dated 06/30/08, to be
                  repurchased at $2,800,233
                  on 07/01/08 .........................               (2,800,000)
  (4,800,000)  With Credit Suisse for Home Depot,
                  Inc., 3.00% dated 06/30/08, to be
                  repurchased at $4,800,400
                  on 07/01/08 .........................               (4,800,000)
  (2,500,000)  With Credit Suisse for HSBC Bank
                  (USA) NY, 3.00% dated 06/30/08,
                  to be repurchased at $2,500,208
                  on 07/01/08 .........................               (2,500,000)
  (3,900,000)  With Credit Suisse for HSBC Bank
                  (USA) NY, 3.00% dated 06/30/08,
                  to be repurchased at $3,900,325
                  on 07/01/08 .........................               (3,900,000)

                                                                       FAIR
  PRINCIPAL                                                            VALUE
------------                                                      --------------
REVERSE REPURCHASE AGREEMENTS (CONTINUED)
$ (3,900,000)  With Credit Suisse for Jackson
                  National Life Fund, 3.00%
                  dated 06/30/08, to be
                  repurchased at $3,900,325
                  on 07/01/08 .........................           $   (3,900,000)
  (4,750,000)  With Credit Suisse for JPMorgan
                  Chase & Co., 3.00% dated
                  06/30/08, to be repurchased at
                  $4,750,396 on 07/01/08 ..............               (4,750,000)
    (970,000)  With Credit Suisse for JPMorgan
                  Chase & Co., 3.00% dated
                  06/30/08, to be repurchased at
                  $970,081 on 07/01/08 ................                 (970,000)
    (970,000)  With Credit Suisse for JPMorgan
                  Chase & Co., 3.00% dated
                  06/30/08, to be repurchased at
                  $970,081 on 07/01/08 ................                 (970,000)
  (1,200,000)  With Credit Suisse for MassMutual
                  Global Funding II, 3.00% dated
                  06/30/08, to be repurchased at
                  $1,200,100 on 07/01/08 ..............               (1,200,000)
  (1,281,000)  With Credit Suisse for MassMutual
                  Global Funding II, 3.00% dated
                  06/30/08, to be repurchased at
                  $1,281,107 on 07/01/08 ..............               (1,281,000)
    (960,000)  With Credit Suisse for MassMutual
                  Global Funding II, 3.00% dated
                  06/30/08, to be repurchased at
                  $960,080 on 07/01/08 ................                 (960,000)
  (4,408,000)  With Credit Suisse for Merrill
                  Lynch & Co.,  Inc., 3.00% dated
                  06/30/08, to be repurchased
                  at $4,408,367 on 07/01/08 ...........               (4,408,000)
  (1,455,000)  With Credit Suisse for Metropolitan
                  Global Funding I, 3.00% dated
                  06/30/08, to be repurchased at
                  $1,455,121 on 07/01/08 ..............               (1,455,000)
  (2,700,000)  With Credit Suisse for Morgan
                  Stanley, 3.00% dated 06/30/08,
                  to be repurchased at $2,700,225
                  on 07/01/08 .........................               (2,700,000)
  (3,500,000)  With Credit Suisse for Morgan
                  Stanley, 3.00% dated 06/30/08,
                  to be repurchased at $3,500,292
                  on 07/01/08 .........................               (3,500,000)
    (900,000)  With Credit Suisse for Morgan
                  Stanley, 3.00% dated 06/30/08,
                  to be repurchased at $900,075
                  on 07/01/08 .........................                 (900,000)
  (3,800,000)  With Credit Suisse for Nationwide
                  Life Global Funding, 3.00%
                  dated 06/30/08, to be
                  repurchased at $3,800,317
                  on 07/01/08 .........................               (3,800,000)
  (3,880,000)  With Credit Suisse for Pepsi
                  Bottling Holdings, Inc., 3.00%
                  dated 06/30/08, to be
                  repurchased at $3,880,323
                  on 07/01/08 .........................               (3,880,000)
  (4,850,000)  With Credit Suisse for Pepsi
                  Bottling Holdings, Inc., 3.00%
                  dated 06/30/08, to be
                  repurchased at $4,850,404
                  on 07/01/08 .........................               (4,850,000)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

EIP Growth and Income Fund

                                                                   JUNE 30, 2008

SCHEDULE OF INVESTMENTS -- (UNAUDITED) CONTINUED

                                                                       FAIR
  PRINCIPAL                                                            VALUE
------------                                                      --------------
REVERSE REPURCHASE AGREEMENTS (CONTINUED)
$ (3,800,000)  With Credit Suisse for SLM Corp.,
                  3.00% dated 06/30/08, to be
                  repurchased at $3,800,317 on
                  07/01/08 ............................           $   (3,800,000)
  (3,800,000)  With Credit Suisse for Toyota
                  Motor Credit Corp., 3.00% dated
                  06/30/08, to be repurchased at
                  $3,800,317 on 07/01/08 ..............               (3,800,000)
  (6,121,000)  With Credit Suisse for Vastar
                  Resources, Inc., 3.00% dated
                  06/30/08, to be repurchased at
                  $6,121,510 on 07/01/08 ..............               (6,121,000)
  (2,300,000)  With Credit Suisse for Wells Fargo
                  & Co., 3.00% dated 06/30/08,
                  to be repurchased at
                  $2,300,192 on 07/01/08 ..............               (2,300,000)
                                                                  --------------
               TOTAL REVERSE REPURCHASE AGREEMENTS
                  (Cost $(168,403,000)) ...............             (168,403,000)
                                                                  --------------
TOTAL INVESTMENTS AND REVERSE REPURCHASE AGREEMENTS -- 91.09%+
   (Cost $214,289,895)* ...............................              210,238,667
                                                                  --------------
OTHER ASSETS IN EXCESS OF LIABILITIES -- 8.91%+ .......               20,564,178
                                                                  --------------
NET ASSETS -- 100.00%+ ................................           $  230,802,845
                                                                  ==============

----------
+ Percentages are calculated based on net assets, inclusive of reverse repurchase agreements.
*    Aggregate cost for federal tax purposes is $214,289,895.
(a) All Corporate Notes and Bonds and U.S. Government and Agency Obligations are segregated as collateral for Reverse Repurchase Agreements as of June 30, 2008.
(b) Floating rate note. The interest rate shown reflects the rate in effect at June 30, 2008.
(c) Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities normally may only be resold to qualified institutional buyers. At June 30, 2008, total securities amounted to $43,527,565 or 18.86% of net assets.
(d)  Non-income producing security.
(e)  Closed-End Fund
(f) A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally the other party to the agreement makes the loan in an amount equal to a percentage of the market value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and correspondingly receive back its collateral. While used as collateral, the assets continue to pay principal and interest which are for the benefit of the Fund.

EMTN Euro Medium Term Note
ETN  Exchange Traded Note
MTN  Medium Term Note
NY   New York

The amount of $1,854,927 in cash was segregated with the broker, Credit Suisse, to cover margin requirements for the following open futures contracts as of June 30, 2008:

SHORT FUTURES                NUMBER OF     NOTIONAL      UNREALIZED
OUTSTANDING                  CONTRACTS      AMOUNT      DEPRECIATION
-------------               ----------   -----------   --------------
Canadian Dollar (09/08)         291      $28,564,560     $(134,070)

The amount of $3,861,665 in cash was segregated with the custodian to cover the following total return swaps outstanding at June 30, 2008:

                                                         UNREALIZED
LONG TOTAL                  EXPIRATION    NOTIONAL     APPRECIATION/
RETURN EQUITY SWAPS            DATE        AMOUNT      (DEPRECIATION)
                            ----------   ----------    --------------
Fort Chicago Class A          9/13/11    $2,309,254        ($9,941)
Inter Pipeline Fund           9/13/11     1,919,723         23,806
SHORT TOTAL RETURN SWAPS
Oil Service Holders Trust    10/17/11     2,230,725       (101,022)
                                         ----------       --------
                                         $6,459,702       ($87,157)
                                         ==========       ========

The amount of $5,819,886 in cash was segregated with the custodian to cover call options written as of June 30, 2008:

                                                           NUMBER OF
                                                           CONTRACTS    PREMIUM
                                                           ---------   ---------
Outstanding, January 1, 2008                                 2,630     $ 284,727
Call Options Written                                         3,015       477,677
Put Options Written                                          1,576       189,545
Call Options Closed                                         (1,030)     (166,309)
Put Options Closed                                              --            --
Call Options Expired                                          (940)      (51,970)
Put Options Expired                                           (537)      (46,407)
Call Options Exercised                                        (265)      (73,701)
Put Options Exercised                                          (13)       (1,222)
                                                            ------     ---------
Outstanding, June 30, 2008                                   4,436     $ 612,340
                                                            ======     =========

Premiums received and value of written options outstanding as of June 30, 2008:

                                   NUMBER
                                     OF
TYPE                              CONTRACTS    PREMIUM      VALUE
----                              ---------   --------   ----------
Call - Enbridge, Inc.
Strike @ $35.00 exp 07/19/08           95     $ 39,667   $   79,800
Call - Enbridge, Inc.
Strike @ $45.00 exp 07/19/08          310       16,740        8,525
Call - Enbridge, Inc.
Strike @ $45.00 exp 10/18/08          410       56,170       65,600
Call - Spectra Energy Corp.
Strike @ $22.50 exp 01/17/09          260       61,130      170,300
Call - Spectra Energy Corp.
Strike @ $25.00 exp 09/20/08          400       33,599      156,000
Call - Spectra Energy Corp.
Strike @ $25.00 exp 01/17/09          442       67,879      198,900

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

EIP Growth and Income Fund

                                                                   JUNE 30, 2008

SCHEDULE OF INVESTMENTS -- (UNAUDITED) CONTINUED

                                    NUMBER
                                     OF
TYPE                              CONTRACTS    PREMIUM      VALUE
----                              ---------   --------   ----------
Call - UGI Corp.
Strike @ $25.00 exp 07/19/08          110     $ 27,719   $   40,700
Call - UGI Corp.
Strike @ $25.00 exp 10/18/08          183       34,221       72,285
Call - UGI Corp.
Strike @ $25.00 exp 01/17/09          150       31,050       63,750
Call - UGI Corp.
Strike @ $30.00 exp 01/17/09          310       15,740       34,100
Call - Williams Companies, Inc.
Strike @ $35.00 exp 01/17/09           40       13,080       29,280
Call - Williams Companies, Inc.
Strike @ $37.50 exp 08/16/08          100       13,450       39,000
Call - Williams Companies, Inc.
Strike @ $40.00 exp 01/17/09           50       12,350       22,000
                                    -----     --------   ----------
                                    2,860      422,795      980,240
                                    -----     --------   ----------
Put - Enbridge, Inc.
Strike @ $35.00 exp 07/19/08          440       30,360        2,200
Put - Spectra Energy Corp.
Strike @ $20.00 exp 01/17/09          100        9,440        1,500
Put - Spectra Energy Corp.
Strike @ $22.50 exp 09/20/08          305       42,439        2,288
Put - Spectra Energy Corp.
Strike @ $22.50 exp 01/17/09          160       28,600        6,400
Put - Spectra Energy Corp.
Strike @ $25.00 exp 01/17/09          100       18,700        8,500
Put - UGI Corp.
Strike @ $22.50 exp 07/19/08           70        3,780          700
Put - UGI Corp.
Strike @ $25.00 exp 07/19/08           70       10,640          875
Put - UGI Corp.
Strike @ $25.00 exp 10/18/08           21        2,142          682
Put - UGI Corp.
Strike @ $25.00 exp 01/17/09          215       31,005       13,975
Put - Williams Companies, Inc.
Strike @ $27.50 exp 08/16/08           50        4,849          125
Put - Williams Companies, Inc.
Strike @ $30.00 exp 01/17/09           45        7,590        3,150
                                    1,576      189,545       40,395
                                    -----     --------   ----------
                                    4,436     $612,340   $1,020,635
                                    =====     ========   ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

EIP Growth and Income Fund

                                                                   JUNE 30, 2008

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

ASSETS:
Invesments at value (Cost $382,692,895) ............   $378,641,667
Restricted cash ....................................     11,536,478
Swaps (premium paid $31,341) .......................         45,206
Receivables:
      Investments sold .............................     12,209,550
      Dividends and interest .......................      1,928,866
Prepaid expenses ...................................         35,131
                                                       ------------
         Total assets ..............................    404,396,898
                                                       ------------
LIABILITIES:
Reverse repurchase agreements ......................    168,403,000
Interest expense payable ...........................      1,296,191
Outstanding options written, at value (premiums
   received $612,340) ..............................      1,020,635
Investments purchased ..............................        892,582
Due to broker - variation margin on future
   contracts .......................................        134,070
Swaps (premium received $0) ........................        101,022
Payables:
      Fund shares redeemed .........................      1,380,000
      Advisory fees (Note 3) .......................        195,966
      Professional fees ............................         94,924
      Administration fees (Note 3) .................         42,475
      Printing expense .............................         12,993
      Trustees fees and related expenses (Note 3) ..          5,907
      Custodian fees ...............................          1,450
      Transfer agent fees ..........................          1,355
      Other payables ...............................         11,483
                                                       ------------
         Total liabilities .........................    173,594,053
                                                       ------------
NET ASSETS .........................................   $230,802,845
                                                       ============
NET ASSETS CONSIST OF:
   Par value .......................................   $    212,691
   Paid in capital .................................    226,474,329
   Accumulated undistributed net investment
      income .......................................      3,042,619
   Accumulated net realized gain on investments,
      swap transactions, futures contracts,
      written options and foreign currency
      transactions .................................      5,756,148
   Net unrealized depreciation on investments,
      swap transactions, futures contracts,
      written options and foreign currency
      transactions .................................     (4,682,942)
                                                       ------------
                                                       $230,802,845
                                                       ============
Shares outstanding (unlimited number of shares
   authorized) .....................................     21,269,094
                                                       ============
Net Asset Value, offering and redemption price
   per share (net assets/shares outstanding),
   par value $0.01 per share .......................   $      10.85
                                                       ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

EIP Growth and Income Fund

FOR THE SIX MONTHS ENDED JUNE 30, 2008

STATEMENT OF OPERATIONS (UNAUDITED)

INVESTMENT INCOME:
   Dividends ....................................   $  1,415,120
   Less: foreign taxes withheld .................       (128,815)
   Interest .....................................      4,005,729
                                                    ------------
      Total investment income ...................      5,292,034
                                                    ------------
EXPENSES:
   Interest expense (Note 2) ....................      2,884,454
   Investment advisory fees (Note 3) ............      1,088,699
   Administration fees (Note 3) .................        192,120
   Professional fees ............................        185,232
   Custodian fees ...............................         29,500
   Trustees fees and related expenses (Note 3) ..         25,360
   Transfer agent fees (Note 3) .................         21,631
   Printing expenses ............................          9,617
   Registration expenses ........................            795
   Other expenses ...............................         59,299
                                                    ------------
      Total expenses ............................      4,496,707
                                                    ------------
      NET INVESTMENT INCOME .....................        795,327
                                                    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
NET REALIZED GAIN/(LOSS) ON:
   Investments ..................................      4,843,649
   Swap transactions ............................       (610,201)
   Futures contracts ............................        458,169
   Written options ..............................         59,375
   Foreign currency transactions ................        (35,058)
                                                    ------------
      Net realized gain (loss) ..................      4,715,934
                                                    ------------
NET CHANGE IN UNREALIZED APPRECIATION/
   (DEPRECIATION) ON:
   Investments ..................................    (12,551,172)
   Swap transactions ............................       (186,652)
   Futures contracts ............................        243,930
   Written options ..............................       (228,822)
   Foreign currency transactions ................         (4,335)
                                                    ------------
     Net change in unrealized appreciation ......    (12,727,051)
                                                    ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS..     (8,011,117)
                                                    ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS ......   $ (7,215,790)
                                                    ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

EIP Growth and Income Fund

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)

                                                      SIX MONTHS
                                                        ENDED        YEAR ENDED
                                                    JUNE 30, 2008   DECEMBER 31,
                                                      (UNAUDITED)       2007
                                                    -------------   ------------
OPERATIONS:
      Net investment income .....................    $    795,327   $  1,862,906
      Net realized gain on investments, swaps,
         futures, options and foreign currency
         transactions ...........................       4,715,934      8,684,527
      Net change in unrealized appreciation
         (depreciation) on investments, swaps,
         futures and foreign currency
         transactions ...........................     (12,727,051)     3,302,267
                                                     ------------   ------------
         Net increase (decrease) in net assets
            from operations .....................      (7,215,790)    13,849,700
                                                     ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net realized gain on investments: .........              --     (6,247,828)
                                                     ------------   ------------
            Total distributions .................              --     (6,247,828)
                                                     ------------   ------------
CAPITAL SHARE TRANSACTIONS:
      Proceeds from sales of shares .............      44,130,630     88,480,262
      Proceeds from reinvestment of
         distributions ..........................              --      6,247,828
      Cost of shares redeemed: ..................     (13,373,036)   (14,965,000)
                                                     ------------   ------------
            Net increase in net assets from
               capital share transactions .......      30,757,594     79,763,090
                                                     ------------   ------------
            Total increase in net assets ........      23,541,804     87,364,962
                                                     ------------   ------------
NET ASSETS:
BEGINNING OF PERIOD .............................     207,261,041    119,896,079
END OF PERIOD ...................................    $230,802,845   $207,261,041
                                                     ============   ============
   (A) Undistributed net investment income ......    $  1,876,794   $  1,081,467
                                                     ============   ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

EIP Growth and Income Fund

STATEMENT OF CASH FLOWS FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

OPERATING ACTIVITIES
   Net decrease in net assets from operations.......   $  (7,215,790)
NET CASH PROVIDED BY (USED IN) OPERATING
   ACTIVITIES
   Purchase of investment securities................    (100,684,207)
   Proceeds from disposition of investment
      securities....................................      87,493,704
   Net purchases of short-term investment
      securities....................................      (9,042,654)
   Net realized gain on investments.................      (4,843,649)
   Net change in unrealized depreciation on
      investments...................................      12,551,172
   Net accretion of premium.........................         316,515
   Return of Capital received from investments in
      MLPS..........................................       3,109,210
   Net decrease in due to broker-variation margin
      on futures contracts..........................        (243,930)
   Net premium received from options................         327,613
   Depreciation on written options..................         228,822
   Increase in investments purchased payable........         353,752
   Decrease in dividends and interest receivable....         307,678
   Net change in swap appreciation/depreciation.....         186,652
   Decrease in prepaid expenses.....................          50,023
   Increase in advisory fee payable.................          24,179
   Increase in printing expense payable.............           3,049
   Increase in trustees fees and related expenses
      payable.......................................             652
   Increase in investments sold receivable..........     (11,065,768)
   Increase in restricted cash......................      (3,184,107)
   Decrease in interest expense payable.............      (1,965,629)
   Decrease in professional fees payable............         (95,064)
   Decrease in other payables.......................         (12,846)
   Decrease in custodian fees payable...............         (11,172)
   Decrease in administration fees payable..........          (3,568)
   Decrease in transfer agent fees payable..........          (2,915)
   Premiums paid on swaps...........................            (123)
                                                       -------------
Net cash from operating activities..................     (33,418,401)
CASH FLOWS FROM FINANCING ACTIVITIES
   Net increase in reverse repurchase agreements....       1,045,445
   Proceeds from shares sold (net of receivable
      for fund shares sold).........................      44,354,930
   Payment of shares redeemed (net of payable for
      fund shares redeemed).........................     (11,993,036)
                                                       -------------
Net cash flow provided by financing activities......      33,407,339
   Net decrease in unrestricted cash and foreign
      currency......................................         (11,062)
BEGINNING OF PERIOD.................................   $      11,062
                                                       -------------
END OF PERIOD.......................................   $          --
                                                       =============
Cash paid for interest expense......................   $   4,850,083
                                                       =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

EIP Growth and Income Fund

                                                                   JUNE 30, 2008

FINANCIAL HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLE IS INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE SINCE THE COMMENCEMENT OF THE FUND'S OPERATIONS. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLE REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED (OR
LOST) ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS).

                                             SIX MONTHS
                                               ENDED        YEAR       PERIOD
                                             06/30/08      ENDED        ENDED
                                            (UNAUDITED)   12/31/07   12/31/06(a)
                                            -----------   --------   -----------
Net asset value, beginning of period ....   $  11.22      $  10.50   $  10.00
                                            --------      --------   --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income ................       0.03          0.11       0.05
   Net realized and unrealized gain
      (loss) on investments .............      (0.40)         0.96       0.51
                                            --------      --------   --------
   Total from investment operations .....      (0.37)         1.07       0.56
                                            --------      --------   --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
   Net investment income ................         --            --      (0.06)
   Net realized gain on investments .....         --         (0.35)        --
                                            --------      --------   --------
   Total from distributions .............         --         (0.35)     (0.06)
                                            --------      --------   --------
Net increase (decrease)
   in net asset value ...................      (0.37)         0.72       0.50
                                            --------      --------   --------
Net asset value, end of period ..........   $  10.85      $  11.22   $  10.50
                                            --------      --------   --------
TOTAL RETURN ............................      (3.30)%*      10.29%      5.62%*
                                            ========      ========   ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ....   $230,803      $207,261   $119,896
Ratios of expenses to average net assets:
   Operating expenses excluding interest
      expense ...........................       1.48%**       1.61%      2.90%**
   Operating expenses including interest
      expense ...........................       4.13%**       5.84%      6.23%**
Ratios of net investment income to
   average net assets ...................       0.73%**       0.99%      1.69%**
Portfolio turnover rate .................         27%*          24%         6%*

----------
(a)  The Fund commenced operations on August 22, 2006.
*    Not annualized
**   Annualized

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

EIP Growth and Income Fund

                                                                   JUNE 30, 2008

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

EIP Growth and Income Fund (the "Fund") is a diversified, open-end management investment company. The Fund commenced operations on August 22, 2006. The Fund is currently the sole series of EIP Investment Trust (the "Trust"), a Delaware statutory trust. The Fund is managed by Energy Income Partners, LLC (the "Manager"). At this time, the Fund does not intend to publicly offer its shares. Fund shares are available only to certain unregistered investment companies through a "master/feeder" arrangement pursuant to Section 12(d)(1)(E) of the Investment Company Act of 1940, as amended (the "1940 Act") and certain other accredited investors.

The Fund's primary investment objective is to seek a high level of total shareholder return that is balanced between current income and growth. As a secondary objective, the Fund will seek low volatility. Under normal market conditions, the Fund's investments will be concentrated in the securities of one or more issuers conducting their principal business activities in the Energy Industry. Energy Industry is defined as enterprises connected to the exploration, development, production, gathering, transportation, processing, storing, refining, distribution, mining or marketing of natural gas, natural gas liquids (including propane), crude oil, refined petroleum products, electricity, coal or other energy sources.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION: For purposes of valuing investment securities, readily marketable portfolio securities listed on any exchange or the NASDAQ Global Market are valued, except as indicated below, at the last sale price or the NASDAQ official closing price as determined by NASDAQ on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at either the last quoted bid price or the mean between the most recent bid and asked price on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day of which such value is being determined at the close of the exchange representing the principal market for such securities. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from independent pricing services.

Equity securities traded in the over-the-counter market, but excluding securities admitted to trading on the NASDAQ Global Market, are valued at the closing bid prices, if held long, or at the closing asked price, if held short. Fixed income securities are valued by the Fund using an independent pricing service. If reliable market quotations are not readily available with respect to a portfolio security held by the Fund, including any illiquid securities, or if a valuation is deemed inappropriate, the fair value of such security will be determined in good faith under procedures adopted by the Board of Trustees (the "Board").

The use of fair value pricing by the Fund indicates that a market price is generally unavailable (such as when the exchange on which a security trades does not open for the day due to extraordinary circumstances and no other market prices are available or when events occur after the close of a relevant market and prior to the close of the NYSE that materially affect the value of an asset) and in such situations the Board (or the Manager, acting at the Board's direction) will estimate the value of a security using available information. In such situations, the values assigned to such securities may not necessarily represent the amounts which might be realized upon their sale. The use of fair value pricing by the Fund will be governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act. At June 30, 2008, there are no fair valued securities.

In September 2006, the Financial Accounting Standards Board ("FASB") issued SFAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Fund has adopted SFAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under SFAS 157 are described below:

     -    Level 1 -- quoted prices in active markets for identical securities

EIP Growth and Income Fund

                                                                   JUNE 30, 2008

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

    - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, evaluation pricing, etc.)

    -   Level 3 -- significant unobservable inputs (including the
        Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's net assets as of June 30, 2008 is as follows:

                                       LEVEL 2
                                       OTHER         LEVEL 3
                        LEVEL 1      SIGNIFICANT    SIGNIFICANT
                        QUOTED       OBSERVABLE    UNOBSERVABLE
                        PRICES         INPUTS         INPUTS
                     ------------   ------------   ------------
Assets:
Investments in
   Securities        $185,801,509   $192,840,158        $--
                     ------------   ------------        ---
Total Assets         $185,801,509   $192,840,158        $--
                     ============   ============        ===
Liabilities:
Written Options      $  1,020,635   $         --        $--
Reverse Repurchase
   Agreements                  --    168,403,000         --
Other Financial
   Instruments *          221,227             --         --
                     ------------   ------------        ---
Total Liabilities    $  1,241,862   $168,403,000        $--
                     ============   ============        ===

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the investment.

MLP COMMON UNITS: Master Limited Partnership ("MLP") common units represent limited partnership interests in the MLP. Common units are generally listed and traded on U.S. securities exchanges or over-the-counter with their value fluctuating predominantly based on the success of the MLP. Unlike owners of common stock of a corporation, owners of MLP common units have limited voting rights and have no ability to annually elect directors. MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions. Common unit holders have first priority to receive quarterly cash distributions up to the minimum quarterly distribution and have arrearage rights. In the event of liquidation, common unit holders have preference over subordinated units, but not debt holders or preferred unit holders, to the remaining assets of the MLP.

REVERSE REPURCHASE AGREEMENTS: One method by which the Fund currently incurs leverage is through the use of reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells securities to a bank, securities dealer or one of their respective affiliates and agrees to repurchase such securities on demand or on a specified future date and at a specified price. Reverse repurchase agreements involve the risk that the buyer of the securities sold by the Fund might be unable to deliver them when the Fund seeks to repurchase such securities. If the buyer of the securities under the reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or a trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending that decision. The Fund will segregate assets in an amount at least equal in amount to its obligations, marked to market daily, under any reverse repurchase agreement or take other permissible actions to cover its obligations. The use of leverage involves risks of increased volatility of the Fund's investment portfolio.

Maximum amount outstanding
   during the six months             $192,403,000
Average amount outstanding
   during the six months*            $174,919,590
Average monthly shares outstanding
   during the six months               19,894,524
Average debt per share outstanding
   during the six months             $       8.79

----------
* The average amount outstanding during the period was calculated by adding the borrowings at the end of each day and dividing the sum by the number of days in the six months ended June 30, 2008.

Interest rates ranged from 2.50% to 3.50% during the six months ended June 30, 2008, on borrowings by the Fund under reverse repurchased agreements. Interest expense for the six months ended June 30, 2008 aggregated $2,884,454, which is included in the Statement of Operations under "Interest Expense".

SHORT SALES OF SECURITIES: The Fund may enter into short sale transactions. A short sale is a transaction in which the Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price

EIP Growth and Income Fund

                                                                   JUNE 30, 2008

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Fund did not enter into any short sale transactions during the six months ended June 30, 2008.

FUTURES CONTRACTS: The Fund may purchase or sell futures contracts to gain exposure to market changes or for any other purpose permitted by applicable law. The purchase of futures contracts may be more efficient or cost effective than actually buying the underlying securities or assets. A futures contract is an agreement between two parties to buy and sell an instrument at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to a contract entered into with a futures commission merchant, the Fund agrees to receive from or pay to the firm an amount of cash equal to the cumulative daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and is recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Fund may be required to segregate cash, U.S. Government obligations or other liquid securities in connection with futures transactions as required by law. The risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities or assets.

CURRENCY HEDGING TRANSACTIONS: The Fund may engage in certain transactions intended to hedge the Fund's exposure to currency risks, including without limitations buying or selling options or futures, entering into forward foreign currency contracts, currency swaps or options on currency and currency futures and other derivative transactions. Hedging transactions can have risks, including the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction or illiquidity of the derivatives instruments.

FOREIGN CURRENCY TRANSLATIONS: The accounting records of the Fund are maintained in U.S. dollars. The Fund may purchase securities that are denominated in foreign currencies. Investment securities and other assets and liabilities denominated in foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of the respective transactions.

Although the net assets of the Fund are calculated using the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, foreign currency gains or losses are included in the reported net realized and unrealized gain or loss on investments.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currency transactions.

SWAP AGREEMENTS: The Fund may enter into swap agreements as a substitute for purchasing equity securities of issuers in the Energy Industry as defined in
Note 1 above, to achieve the same exposure as it would by engaging in short sales transactions of energy securities, to hedge its currency exposure or for any other purpose permitted by applicable law. A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates where the cash flows are based on agreed-upon prices, rates, etc. In a typical equity swap agreement, one party agrees to pay another party the return on a security or basket of securities in return for a specified interest rate. By entering into swaps, the Fund can gain exposure to a security without actually purchasing the underlying asset. Swap agreements involve both

EIP Growth and Income Fund

                                                                   JUNE 30, 2008

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

the risk associated with the investment in the security as well as the risk that the performance of the security, including any dividends, will not exceed the interest that the Fund will be committed to pay under the swap. Swaps are individually negotiated. Swap agreements may increase or decrease the overall volatility of the investments of the Fund. The performance of swap agreements may be affected by a change in the specific interest rate, security, currency, or other factors that determine the amounts of payments due to and from the Fund.

The Fund will maintain adequate cash reserves to meet its current obligations under swap agreements. The Fund will only enter into swap agreements with counterparties that have a long-term unsecured credit rating of at least A by S&P or Aa3 by Moody's and a market capitalization of at least $10 billion or if unrated are determined by the Fund's Manager to be of similar quality.

OPTIONS CONTRACTS: An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Fund if the option is exercised. The Fund may enter into option contracts in order to hedge against potential adverse price movements in the value of portfolio assets, as a temporary substitute for selling selected investments, to lock in the purchase price of a security or currency which it expects to purchase in the near future, as a temporary substitute for purchasing selected investments, and to enhance potential gain.

The liability representing the Fund's obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale on such day, the mean between the closing bid and asked prices on such day or at the most recent asked price (bid for purchased options) if no bid and asked prices are available. Over-the-counter written or purchased options are valued using dealer supplied quotations. Gain or loss is recognized when the option contract expires or is closed.

If the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the market value of the underlying security below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities or currencies hedged.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the specific identified cost basis. Dividend income is recognized on the ex-dividend date. Dividend income on foreign securities is recognized as soon as the Fund is informed of the ex-dividend date. Distributions received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is recognized on the accrual basis. All discounts/premiums are accreted/amortized using the effective yield method.

DIVIDENDS AND DISTRIBUTIONS: At least annually, the Fund intends to distribute all or substantially all of its investment company taxable income and net capital gain. The tax treatment and characterization of the Fund's distributions may vary significantly from time to time because of the varied nature of the Fund's investments. The Fund will reinvest distributions in additional shares of the Fund unless a shareholder has written to request distributions, in whole or in part, in cash.

The Fund will be considered a nonpublicly offered Regulated Investment Company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, certain expenses of the Fund, including the management fee, that generally would not be deductible by certain shareholders (including individuals and entities that compute their taxable income in the same manner as an individual) if incurred directly by such shareholders are subject to special rules. In particular, such a shareholder's pro rata portion of the affected expenses, including the management fee payable to the Manager, will be taxable to such shareholders as an additional dividend, but the deductibility of such expenses by such shareholders will be subject to the 2% "floor" on miscellaneous itemized deductions and other significant limitations on itemized deductions set forth in the Code and will not be deductible for the purposes of calculating alternative minimum tax.

EIP Growth and Income Fund

                                                                   JUNE 30, 2008

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

Distributions from income and capital gains are determined in accordance with U.S. federal income tax rules, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. Permanent book and tax accounting differences relating to the tax year ended June 30, 2008 have been reclassified to reflect an increase in undistributed net investment income of $1,165,825, a decrease in accumulated net realized gain on investments sold of $1,293,499 and an increase in paid-in-capital of $127,674. Net assets were not affected by this reclassification.

The tax character of distributions paid during the year ended December 31, 2007, was as follows:

Distributions paid from:

Ordinary Income                         $  6,247,828

As of June 30, 2008, the
components of distributable earnings
on a tax basis were as follows:

Undistributed Ordinary Income           $  4,055,981
Undistributed Long-Term Capital Gains   $  5,753,997
Net Unrealized Depreciation             $(4,682,942)

POST OCTOBER LOSSES: Under current laws, certain capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following tax year. For the tax year ended June 30, 2008, the Fund elected to defer net realized currency losses of $47,046, incurred from November 1, 2007 through June 30, 2008.

FEDERAL INCOME TAX: The Fund intends to qualify each year for taxation as a RIC eligible for treatment under the provisions of Subchapter M of the Code. If the Fund so qualifies and satisfies certain distribution requirements, the Fund will not be subject to federal income tax on income and gains distributed in a timely manner to its shareholders in the form of dividends or capital gain dividends. The Fund has a tax year end of June 30.

Effective June 29, 2007, the Fund implemented FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund's financial statements.

The Fund files U.S. federal and Connecticut state tax returns. No income tax returns are currently under examination.

EXPENSES: The Fund will pay all of its own expenses incurred in its operations.

RECENTLY ISSUED ACCOUNTING STANDARDS: In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

3. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to an investment advisory agreement, Energy Income Partners, LLC, serves as the Fund's investment manager with responsibility for the management of the Fund's investment portfolio, subject to the supervision of the Board of Trustees of the Fund. For providing such services, the Fund pays to the Manager a fee, computed and paid monthly at the annual rate of 1% of the average daily net assets of the Fund.

PFPC Trust Company serves as custodian for the Fund and has custody of all securities and cash of the Fund and attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Fund.

PNC Global Investment Servicing (U.S.) Inc. ("PNC") formerly known as PFPC, Inc. serves as the transfer agent, registrar, dividend disbursing agent and shareholder servicing agent for the Fund and provides certain clerical, bookkeeping, shareholder servicing and administrative services necessary for the operation of the Fund and maintenance of shareholder accounts.

EIP Growth and Income Fund

                                                                   JUNE 30, 2008

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

PNC also provides certain accounting and administrative services to the Fund pursuant to an Administration and Accounting Services Agreement. For administrative and accounting services, the Fund pays PNC a fee equal to 0.07% of the Fund's first $250 million of average gross assets, 0.05% of the Fund's next $200 million of average gross assets and 0.03% of the Fund's average gross assets in excess of $450 million, on a monthly basis, in addition to certain out-of-pocket expenses. For regulatory administration services, the Fund pays PNC a fee equal to 0.03% of the Fund's first $250 million of average gross assets and 0.02% of the Fund's average gross assets in excess of $250 million, on a monthly basis, in addition to certain other fees and expenses. The Fund does not charge any sales load or Rule 12b-1 fees. Currently, the Fund offers only a single class of shares. The Fund is self-distributed and does not have a principal underwriter or private placement agent.

The Fund pays each member of the Board of Trustees who is not an "interested person" as defined in Section 2(a)(19) of the 1940 Act ("Disinterested Trustees") an annual retainer fee of $22,000 which includes compensation for all regular quarterly board meetings and regular committee meetings. Additional fees of $1,250 and $400 are paid to Disinterested Trustees for special in-person board or non-regular committee meetings and telephonic board or non-regular committee meetings, respectively.

4. PURCHASES AND SALES

The aggregate amounts of purchases and sales of the Fund's investment securities, other than short-term securities for the six months ended June 30, 2008 were as follows:

                               PURCHASES       SALES
                              -----------   -----------
U.S. Government Securities    $ 8,119,840   $19,000,000
Other Investment Securities    92,564,367    68,493,704

As of June 30, 2008, the aggregate gross unrealized appreciation and depreciation for all securities and U.S. Government securities in which there was an excess of tax cost over value was $8,855,968 and $12,907,196, respectively.

5. SHARES OF BENEFICIAL INTEREST

The Trust has authorized capital of unlimited shares of beneficial interest with a par value of $0.01 which may be issued in more than one class or series. Currently, the Fund is the only series of the Trust and the Fund currently offers one class of shares.

Share transactions were as follows:

                                    SIX MONTHS ENDED
                                     JUNE 30, 2008
                               -------------------------
                                 SHARES        AMOUNT
                               ----------   ------------
Shares sold                     4,053,312   $ 44,130,630
Shares redeemed                (1,249,258)   (13,373,036)
                               ----------   ------------
Total net increase from Fund
   share transactions           2,804,054   $ 30,757,594
                               ==========   ============

                                       YEAR ENDED
                                   DECEMBER 31, 2007
                               -------------------------
                                 SHARES        AMOUNT
                               ----------   ------------
Shares sold                     7,797,106   $ 88,480,262
Shares issued as reinvestment
   of distribution                570,578      6,247,828
Shares redeemed                (1,319,010)   (14,965,000)
                               ----------   ------------
Total net increase from Fund
   share transactions           7,048,674   $ 79,763,090
                               ==========   ============

6. INDUSTRY CONCENTRATION AND OTHER RISK FACTORS

The Fund's investments are concentrated in the Energy Industry and are likely to present more risks than a fund that is broadly invested in a number of different industries.

The Fund may invest in securities denominated or quoted in foreign currencies and therefore changes in the exchange rate between the U.S. dollar and such foreign currencies will affect the U.S. dollar value of these securities and the unrealized appreciation or depreciation of these investments. The Fund intends to hedge against certain currency risk by, among other techniques, buying or selling options or futures or entering into other foreign currency transactions including forward foreign currency contracts, currency swaps or options on currency futures and other derivatives transactions. The use of hedging transactions have risks and may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell.

The Fund may transact in various financial instruments including futures contracts, swap contracts and options. With these financial instruments, the Fund is exposed to market risk in excess of the amounts recorded in the statement of assets and liabilities. Further, the Fund is exposed to credit risk from potential counterparty non-performance. At the statement of assets and liabilities

EIP Growth and Income Fund

                                                                   JUNE 30, 2008

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

date, credit risk is limited to amounts recorded in the statement of assets and liabilities.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

EIP Growth and Income Fund

                                                                   JUNE 30, 2008

ADDITIONAL INFORMATION (UNAUDITED)

FORM N-Q: The Trust files complete Portfolio of Investments for the Fund with the U.S. Securities and Exchange Commission (the "SEC") for the Trust's first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov and are available for review and copying at the SEC's Public Reference Room in Washington, D.C. Information on the operations of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

PROXY VOTING: The Fund's Proxy Voting Policies and Procedures, used to determine how to vote proxies relating to portfolio securities, are included in the Trust's Statement of Additional Information, and are also available (i) upon request, without charge, by calling collect 1-203-349-8323 or (ii) on the SEC's website at www.sec.gov.

The Fund's Proxy Voting Record for the most recent twelve month period ended June 30 is available (i) upon request, without charge, by calling collect 1-203-349-8323 or (ii) on the SEC's website at www.sec.gov.

APPROVAL OF INVESTMENT ADVISORY CONTRACT

The Board of Trustees, including a majority of the Disinterested Trustees, considered and approved the continuation of the Investment Advisory Agreement (the "Agreement") between the Trust, on behalf of the Fund, and the Manager at an in-person meeting held on May 12, 2008.

In arriving at their decision to approve the Agreement, the Trustees met with representatives of the Manager, including relevant investment advisory personnel, and reviewed information prepared by the Manager and materials provided by counsel to the Trust.

As part of their review, the Trustees examined the Manager's ability to provide high quality investment management services to the Fund. The Trustees considered the investment philosophy and research and decision-making processes of the Manager; the experience of its key advisory personnel responsible for management of the Fund; the ability of the Manager to attract and retain capable research and advisory personnel and the Manager's costs associated with retaining such personnel; the capability of the Manager's senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the nature, cost, scope and quality of the Manager's services under the Agreement, including with respect to regulatory compliance and compliance with the investment policies of the Fund. The Trustees also considered conditions that might affect the Manager's ability to provide high quality services to the Fund in the future under the Agreement, including the Manager's business reputation, financial condition and operational stability. Based on the foregoing, the Trustees concluded that the Manager's investment process, research capabilities and philosophy remain well suited to the Fund given the Fund's investment objectives and policies, and that the Manager would be able to meet any reasonably foreseeable obligations under the Agreement.

As a further part of their review, the Trustees reviewed information regarding the performance of the Fund. That review included an examination of comparisons of the performance of the Fund to two relevant securities indices for various periods.

The Trustees also considered the management fees paid by the Fund under the Agreement and the total expenses for the Fund. They reviewed information concerning management fees paid to the Manager by private investment vehicles with investment strategies similar, although not identical, to those of the Fund. The Trustees noted that the management fee paid by the Fund is lower than the fees paid to the Manager by the private investment funds. The Manager informed the Trustees that the management fee paid by the Fund is the same as the management fee paid to the Manager by a closed-end registered investment company with similar investment strategies. Based on the information provided, the Trustees concluded that the management fees and total expenses were reasonable.

As a further part of their review, the Trustees considered information about the profitability of the Fund to the Manager. The Trustees also evaluated the benefits of the advisory relationship to the Manager, including, among others, the direct and indirect benefits that the Manager may receive from its relationship with the Fund, including any so-called "fallout benefits" to the Manager, such as "soft dollar" credits the Adviser receives from directing brokerage commissions to certain brokers.

Finally, the Trustees considered the extent to which economies of scale might be realized by the Manager as the assets of the Fund grow and concluded that they would monitor the asset growth of the Fund and revisit the issue, including to consider the appropriateness of implementing fee breakpoints, as necessary.

EIP Growth and Income Fund

                                                                   JUNE 30, 2008

ADDITIONAL INFORMATION (UNAUDITED) -- CONTINUED

In its deliberations with respect to these matters, the full Board, including the Disinterested Trustees, was advised by counsel for the Trust. The Disinterested Trustees considered the Agreement in executive session, as well as with the full Board. The Trustees weighed the foregoing matters in light of the advice given by the Trust's counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Disinterested Trustees, did not identify any single matter as all-important or controlling, and the foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreement, including the investment advisory fees, in light of all of the surrounding circumstances.

Based upon their review, the Trustees, including all of the Disinterested Trustees, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services provided by the Manager; that the fees to be paid to the Manager under the Agreement were fair and reasonable, given the scope and quality of the services rendered by the Manager; and that approval of the Agreement was in the best interest of the Trust and its shareholders.

DISCLOSURE OF FUND EXPENSES

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. This table illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses, after any applicable fee waivers, which you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return for the past six month period, the "Expense Ratio" column shows the period's annualized expense ratio, and the "Expenses Incurred During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given in the first line under the heading entitled "Expenses Incurred During Period."

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the SEC requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads) and redemption fees. The Fund does not charge any sales loads or redemption fees but these may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                   EXPENSE
                         BEGINNING     ENDING    RATIO(1)(2)  (EXPENSES
                          ACCOUNT     ACCOUNT    INCLUDING     INCURRED
                           VALUE       VALUE      INTEREST      DURING
                          01/01/08    06/30/08    EXPENSE      PERIOD(3)
                         ---------   ---------   -----------  ----------
Actual Fund Return       $1,000.00   $  967.00     4.13%        $20.20
Hypothetical 5% Return   $1,000.00   $1,004.33     4.13%        $20.58

(1)  Annualized, based on the Fund's most recent fiscal half-year expenses.
(2) Expense ratio includes interest expense. If interest expense were not included, the Fund's expense ratio would be 1.48%, and would result in the following expenses:

                                                    EXPENSE
                         BEGINNING     ENDING      RATIO(1)      EXPENSES
                          ACCOUNT     ACCOUNT      EXCLUDING     INCURRED
                           VALUE       VALUE       INTEREST       DURING
                          01/01/08    06/30/08      EXPENSE      PERIOD(3)
                         ---------   ---------   ------------   ----------
Actual Fund Return       $1,000.00   $  967.00      1.48%         $7.24
Hypothetical 5% Return   $1,000.00   $1,017.50      1.48%         $7.42

(3) Expenses are equal to the Fund's annualized expense ratio, as indicated, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year or applicable period, then divided by 366.

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

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

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

EIP Growth and Income Fund

ADVISER

Energy Income Partners, LLC
49 Riverside Avenue
Westport, CT 06880

SHAREHOLDER SERVICES

PNC Global Investment Servicing (U.S.) Inc.
760 Moore Road
King of Prussia, PA 19406

OFFICERS

James J. Murchie, President
Linda Longville, Treasurer and Principal
  Financial and Accounting Officer
Eva Pao, Chief Legal Officer, Chief
  Compliance Officer and Anti-Money
  Laundering Compliance Officer
David Lebisky, Secretary

CUSTODIAN

PFPC Trust Company
8800 Tinicum Boulevard, 3rd Floor
Philadelphia, PA 19153

LEGAL COUNSEL

Ropes & Gray LLP
One International Place
Boston, MA 02110

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103

                                   (EIP LOGO)

                           EIP Growth and Income Fund

                               49 Riverside Avenue
                               Westport, CT 06880
                                  203.349.8232

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) EIP Investment Trust's (the "Registrant") principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.


     (b) There were no changes in the Registrant's internal control over financial reporting during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications  pursuant  to Rule  30a-2(b)  under  the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) EIP INVESTMENT TRUST

By (Signature and Title)   /S/ JAMES MURCHIE
                         -------------------------------------------------------
                          James Murchie, President
                          (principal executive officer)

Date                       8/21/08
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)   /S/ JAMES MURCHIE
                         -------------------------------------------------------
                           James Murchie, President
                           (principal executive officer)

Date                      8/21/08
    ----------------------------------------------------------------------------


By (Signature and Title)   /S/ LINDA LONGVILLE
                         -------------------------------------------------------
                          Linda Longville, Treasurer and Principal
                          Financial and Accounting Officer
                          (principal financial officer)

Date                      8/21/08
    ----------------------------------------------------------------------------